Derivative instruments and hedging activities (Details) $ in Thousands, € in Millions, ₪ in Millions	3 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 ILS (₪)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset	$ 59,700
Gain (Loss) on derivative instrument	500	$ 1,100
Other Current Assets [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset	$ 44,052				$ 10,417
Other Current Assets [Member] | Conversion To NIS [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset | ₪			₪ 17.5
Other Current Assets [Member] | Conversion To Euro [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset | €				€ 24.0